Income Taxes - Components of Provision for Income Taxes (Details) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Federal		$ 3,325
State		1,424
Total current expense (benefit):		4,749
Total income tax expense (benefit):	$ (10,856)	$ 4,749	$ 2,015